UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 136.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.4%
BE Aerospace, Inc.
Term Loan, 3.79%, Maturing December 16, 2021		469	$474,320
IAP Worldwide Services, Inc.
Revolving Loan, 2.30%, Maturing July 18, 2018(2)		161	150,961
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		218	174,070
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		894	838,573
TransDigm, Inc.
Term Loan, 3.82%, Maturing February 28, 2020		1,244	1,246,692
Term Loan, 3.83%, Maturing June 4, 2021		880	880,644
Term Loan, 3.75%, Maturing June 9, 2023		2,106	2,107,131
Wesco Aircraft Hardware Corp.
Term Loan, Maturing September 23, 2021(4)		475	472,625

			$6,345,016

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		1,150	$1,167,595

			$1,167,595

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.25%, Maturing September 8, 2022		1	$729
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		615	619,377
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		463	465,441
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		534	535,474
Term Loan, 3.25%, Maturing December 31, 2018		604	605,826
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		1,911	1,851,281
Horizon Global Corporation
Term Loan, 8.50%, Maturing June 30, 2021		409	413,469
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		1,013	1,017,284
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	371	418,521
Term Loan, 4.50%, Maturing June 30, 2022		569	572,092
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		321	321,113
Visteon Corporation
Term Loan, 3.55%, Maturing April 9, 2021		306	307,717

			$7,128,324

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		338	$286,875
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		500	402,500

			$689,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 1.0%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	477	$477,698
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,171	913,716
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	625	626,226
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	125	120,625
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	383	366,403

		$2,504,668

Building and Development — 2.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	448	$450,156
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	200	201,495
Auction.com, LLC
Term Loan, 5.53%, Maturing May 12, 2019	493	495,578
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	937	940,217
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	1,757	1,758,191
Henry Company, LLC
Term Loan, Maturing September 28, 2023(4)	150	149,250
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	524	528,570
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	696	696,461
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	296	297,685
WireCo WorldGroup, Inc.
Term Loan, Maturing July 13, 2023(4)	275	276,375
Term Loan - Second Lien, Maturing July 20, 2024(4)	650	653,250

		$6,447,228

Business Equipment and Services — 11.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	1,497	$1,429,199
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	794	797,301
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	811	762,638
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	389	388,501
Brock Holdings III, Inc.
Term Loan, 7.00%, Maturing March 16, 2017	532	526,525
Camelot UK Holdco Limited
Term Loan, Maturing September 7, 2023(4)	550	550,945
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	217	216,947
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	301	295,304
Corporate Capital Trust, Inc.
Term Loan, 4.13%, Maturing May 20, 2019	463	463,704
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	123	124,209
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	709	464,213
Donnelley Financial Solutions, Inc.
Term Loan, Maturing September 23, 2023(4)	275	276,719
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	135	36,998
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	247	13,607

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		2,259	$2,196,930
Term Loan, Maturing February 9, 2023(4)		1,500	1,399,687
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		695	696,737
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		1,192	1,197,383
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	1,011	732,310
Global Payments, Inc.
Term Loan, 4.02%, Maturing April 22, 2023		324	327,784
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		943	949,692
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,579	1,583,738
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	513	581,834
Term Loan, 4.25%, Maturing August 11, 2023		1,223	1,225,606
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		950	959,500
KAR Auction Services, Inc.
Term Loan, 4.06%, Maturing March 11, 2021		1,347	1,355,253
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,175	1,179,477
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		549	561,074
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		447	403,305
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		1,109	1,106,450
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		634	633,935
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		1,047	1,059,321
Sensus USA, Inc.
Term Loan, 6.50%, Maturing April 5, 2023		549	552,283
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		1,914	1,937,177
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,561	1,553,174
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		271	273,209
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		553	555,747
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		126	126,365

			$29,494,781

Cable and Satellite Television — 4.3%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		792	$797,744
Block Communications, Inc.
Term Loan, 4.09%, Maturing November 7, 2021		222	223,244
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023		995	1,002,531
CSC Holdings, LLC
Term Loan, 5.00%, Maturing October 9, 2022		1,895	1,902,357
Term Loan, Maturing October 11, 2024(4)		500	501,771
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		415	417,580

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022		174	$174,646
Term Loan, 4.00%, Maturing July 31, 2023	EUR	347	394,479
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		399	402,866
Telenet International Finance S.a.r.l.
Term Loan, 4.36%, Maturing June 30, 2024		400	404,125
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024		1,600	1,608,750
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		1,323	1,330,017
Term Loan, 4.25%, Maturing June 30, 2023	GBP	750	976,730
Ziggo Secured Finance BV
Term Loan, 3.75%, Maturing August 31, 2024	EUR	1,025	1,156,327

			$11,293,167

Chemicals and Plastics — 7.0%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		149	$148,582
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		1,611	1,623,561
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		245	243,007
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		240	241,757
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		275	275,000
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		73	72,987
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		442	439,857
GCP Applied Technologies, Inc.
Term Loan, 4.09%, Maturing February 3, 2022		274	277,729
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		809	815,085
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		465	468,264
Term Loan, 4.25%, Maturing April 1, 2023		249	250,771
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	222	251,379
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,056	2,063,760
Term Loan, 4.25%, Maturing March 31, 2022		345	346,440
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		650	655,535
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		146	142,777
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		295	295,592
Term Loan, 5.50%, Maturing June 7, 2020		896	900,314
Term Loan, 5.50%, Maturing June 7, 2020		981	984,791
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		524	527,347
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	412	469,295
Term Loan, 3.84%, Maturing July 25, 2021		510	512,025
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		340	325,058
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		248	249,755

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		1,072	$1,081,025
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		147	146,745
Term Loan, 4.50%, Maturing July 31, 2021	EUR	466	527,962
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		31	31,375
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		177	177,789
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		148	148,940
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		1,473	1,460,072
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		1,584	1,586,641
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		667	669,062

			$18,410,279

Clothing/Textiles — 0.4%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,000	$967,781

			$967,781

Conglomerates — 0.8%
Bestway UK Holdco Limited
Term Loan, 4.77%, Maturing October 6, 2021	GBP	551	$717,073
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,354	1,252,913

			$1,969,986

Containers and Glass Products — 3.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		1,037	$1,040,130
Term Loan, 3.50%, Maturing January 6, 2021		294	294,956
Term Loan, 3.75%, Maturing October 1, 2022		471	473,252
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		739	745,445
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	800	910,934
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		189	189,075
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		421	413,598
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		2,548	2,558,641
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	960	1,085,378
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		591	592,530
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		298	298,856

			$8,602,795

Cosmetics/Toiletries — 0.9%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		423	$424,813
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023		825	830,146
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		767	768,529

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Revlon Consumer Products Corporation
Term Loan, 4.25%, Maturing September 7, 2023		275	$276,081

			$2,299,569

Drugs — 5.5%
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021		721	$725,960
Alkermes, Inc.
Term Loan, 3.59%, Maturing September 25, 2019		192	192,722
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		499	499,997
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		1,501	1,504,796
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023		775	778,875
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		961	960,821
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		1,290	1,289,098
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		593	589,538
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		2,819	2,831,747
Mallinckrodt International Finance S.A.
Term Loan, 3.34%, Maturing March 19, 2021		731	730,964
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.28%, Maturing October 20, 2018		675	675,545
Term Loan, 5.25%, Maturing December 11, 2019		535	536,327
Term Loan, 5.25%, Maturing August 5, 2020		1,506	1,508,001
Term Loan, 5.50%, Maturing April 1, 2022		1,706	1,713,621

			$14,538,012

Ecological Services and Equipment — 1.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		936	$938,964
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,581	1,579,272
GFL Environmental, Inc.
Term Loan, Maturing September 23, 2023(4)		450	450,844
Term Loan, Maturing September 27, 2023(4)	CAD	725	552,958

			$3,522,038

Electronics/Electrical — 14.6%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)		1,033	$542,249
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		499	500,263
Avago Technologies Cayman Ltd.
Term Loan, 3.52%, Maturing February 1, 2023		3,448	3,493,220
Avast Software B.V.
Term Loan, Maturing July 19, 2022(4)		975	981,500
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		334	325,221
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		446	449,256
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		525	531,562
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		147	147,426
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023		200	202,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	737	$738,288
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	141	141,471
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	408	401,505
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	850	848,849
Term Loan, 4.50%, Maturing April 6, 2020	499	498,438
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	2,344	2,358,710
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	665	669,396
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	275	276,833
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	3,541	3,520,323
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	1,089	1,060,609
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	270	269,238
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	394	397,440
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	481	483,155
Term Loan, 4.50%, Maturing November 20, 2021	971	978,014
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	672	674,461
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	613	614,452
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	278	280,832
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	625	631,250
NXP B.V.
Term Loan, 3.41%, Maturing December 7, 2020	453	455,947
ON Semiconductor Corporation
Term Loan, 3.78%, Maturing March 31, 2023	525	527,844
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	1,080	1,078,086
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	125	123,282
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,785	2,784,271
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	97	96,785
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,045	1,810,568
Smart Technologies ULC
Term Loan, 12.50%, Maturing January 31, 2018	246	249,271
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	106	107,142
Term Loan, 4.00%, Maturing July 8, 2022	855	862,171
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	971	973,665
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,001	993,199
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	417	415,785
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	1,325	1,327,622

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023		1,066	$998,881
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023		1,100	1,104,898
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023		564	567,224
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023		978	989,464
Zebra Technologies Corporation
Term Loan, 4.09%, Maturing October 27, 2021		859	870,031

			$38,352,847

Financial Intermediaries — 4.2%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		981	$964,352
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		725	709,896
Aspen Merger Sub, Inc.
Term Loan, Maturing September 27, 2023(4)		250	252,190
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		1,498	1,503,216
First Data Corporation
Term Loan, 4.28%, Maturing July 8, 2022		1,325	1,334,478
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		440	437,774
Guggenheim Partners, LLC
Term Loan, 4.48%, Maturing July 22, 2020		657	660,276
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		354	351,625
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		179	184,309
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		49	48,866
Term Loan, 6.25%, Maturing September 4, 2018		320	320,851
Term Loan, 6.25%, Maturing September 4, 2018		340	340,349
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		471	471,110
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		469	469,420
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		121	120,751
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		1,060	1,062,680
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,058	1,893,293

			$11,125,436

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023		1,137	$1,145,762
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		624	627,328
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	157	178,968
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		425	426,184
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		336	317,184
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		763	590,937
Dole Food Company, Inc.
Term Loan, 4.51%, Maturing November 1, 2018		1,116	1,120,514
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		380	377,664

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		864	$864,751
Term Loan, 3.75%, Maturing September 18, 2020		752	751,750
Term Loan, 4.00%, Maturing October 30, 2022		323	323,365
Keurig Green Mountain, Inc.
Term Loan, 5.25%, Maturing March 3, 2023		496	502,946
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	349	254,423
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	224	14,093
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		1,796	1,805,226
Term Loan, 6.25%, Maturing May 5, 2023	GBP	499	650,611
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		882	894,225
R&R Ice Cream PLC
Term Loan, Maturing September 26, 2023(4)	EUR	500	570,381

			$11,416,312

Food Service — 3.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		2,290	$2,307,680
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		246	243,136
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		949	951,507
Term Loan, Maturing October 4, 2023(4)		1,250	1,243,750
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		747	757,643
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		334	335,570
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		188	185,278
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.60%, Maturing May 14, 2020		121	121,391
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		3,076	2,351,904
Yum! Brands, Inc.
Term Loan, 3.28%, Maturing June 16, 2023		474	478,297

			$8,976,156

Food/Drug Retailers — 2.5%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021		632	$636,149
Term Loan, 4.75%, Maturing December 21, 2022		798	805,880
Term Loan, 4.75%, Maturing June 22, 2023		1,753	1,771,193
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		725	728,059
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		750	752,719
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		1,934	1,938,246

			$6,632,246

Health Care — 13.2%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022		123	$123,695
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022		248	249,401
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		438	443,335
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022		782	777,781

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	598	$570,932
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	293	293,946
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	369	370,541
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	375	374,063
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,676	1,648,998
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	15	15,452
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	945	952,255
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	1,215	1,193,279
Term Loan, 4.00%, Maturing January 27, 2021	1,738	1,709,713
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	248	248,403
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	483	480,161
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	1,540	1,550,629
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,040	1,020,984
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,525	1,529,518
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	42	42,609
Term Loan, 4.25%, Maturing August 30, 2020	139	139,406
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 14, 2023	520	521,878
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	1,245	1,231,235
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	804	796,398
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	1,184	1,190,449
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	456	457,391
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	304	305,030
Term Loan, 7.75%, Maturing May 15, 2018	2,243	2,250,241
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	709	708,248
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	2,412	2,435,524
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022	945	951,584
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	1,124	1,139,665
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	517	518,860
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	497	494,217
New Millennium Holdco, Inc.
Term Loan, 7.55%, Maturing December 21, 2020	720	342,724
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,210	1,125,868

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		1,088	$1,015,509
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		1,365	1,340,581
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		484	486,657
Quality Care Properties, Inc.
Term Loan, Maturing September 12, 2022(4)		1,275	1,249,500
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		675	675,422
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		643	645,885
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		347	346,924
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		169	169,414
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		565	559,641

			$34,693,946

Home Furnishings — 0.4%
American Bath Group, LLC
Term Loan, Maturing September 27, 2023(4)		400	$396,000
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		753	756,079

			$1,152,079

Industrial Equipment — 6.4%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,154	$1,139,151
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		650	658,937
Coherent Holding GmbH
Term Loan, Maturing July 18, 2023(4)	EUR	600	684,588
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		202	195,907
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		402	407,268
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		195	194,986
Term Loan, 5.50%, Maturing January 15, 2021		274	274,993
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		900	893,250
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		79	78,757
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,082	2,021,450
Term Loan, 4.75%, Maturing July 30, 2020	EUR	194	213,805
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021		2,984	2,944,324
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,341	1,339,901
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		207	207,228
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		561	564,207
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		758	687,947
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing February 10, 2022	EUR	450	505,417
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		2,102	2,105,108
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		399	399,509

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		143	$128,317
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		363	353,455
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	760	854,677

			$16,853,182

Insurance — 4.7%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022		913	$914,661
Term Loan, 5.25%, Maturing August 12, 2022		249	251,089
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		2,361	2,378,561
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		447	450,045
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		350	348,687
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		848	851,350
Term Loan, 5.00%, Maturing August 4, 2022		2,514	2,528,376
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,100	1,095,325
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		1,202	1,021,951
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		1,358	1,359,555
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		1,181	1,183,007

			$12,382,607

Leisure Goods/Activities/Movies — 5.6%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		1,042	$1,051,616
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		743	744,897
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023		2,125	2,132,306
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		433	435,561
CDS US Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		198	198,495
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		925	929,481
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		430	429,509
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		102	101,996
Term Loan, 5.50%, Maturing May 8, 2021		788	790,468
Live Nation Entertainment, Inc.
Term Loan, 3.59%, Maturing August 16, 2020		1,247	1,254,699
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		667	668,160
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		268	270,471
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		808	811,958
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		480	483,054
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.09%, Maturing May 14, 2020		831	816,839
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		438	175,392
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		1,002	977,063

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		996	$976,073
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023		700	705,750
Term Loan - Second Lien, 8.50%, Maturing August 18, 2024		500	506,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		205	205,501

			$14,665,289

Lodging and Casinos — 5.1%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		1,644	$1,644,579
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		998	1,000,622
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		76	76,557
Term Loan, 3.53%, Maturing September 15, 2023		400	403,200
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)		597	654,175
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		310	312,830
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023		625	630,301
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,800	1,813,500
Gala Group Finance PLC
Term Loan, 4.77%, Maturing May 27, 2018	GBP	825	1,072,642
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		61	61,280
Term Loan, 4.50%, Maturing November 21, 2019		142	142,988
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		190	191,347
Term Loan, 3.14%, Maturing October 25, 2023		1,945	1,961,817
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		474	472,180
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		920	929,579
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		243	243,258
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		1,594	1,600,712
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		170	169,750

			$13,381,317

Nonferrous Metals/Minerals — 2.7%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019		250	$257,525
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(2)		325	326,422
Term Loan, 7.50%, Maturing May 16, 2018		1,424	1,085,892
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		320	321,975
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		1,217	1,093,237
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023		400	405,750
Murray Energy Corporation
Term Loan, 7.75%, Maturing April 16, 2017		148	142,938
Term Loan, 8.25%, Maturing April 16, 2020		952	814,900
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		576	71,955
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		1,284	1,290,971

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	147	$146,944
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,025	994,250
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	260	107,742

		$7,060,501

Oil and Gas — 4.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,376	$688,109
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	896	830,703
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	395	400,292
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	466	463,318
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	657	610,345
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	308	214,295
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	513	451,880
Term Loan, 8.00%, Maturing August 31, 2020	275	227,906
Term Loan, 8.38%, Maturing September 30, 2020	363	263,503
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020(3)	487	204,350
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,625	3,376,265
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	420	104,572
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	925	257,266
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,545	777,705
Sheridan Investment Partners II L.P.
Term Loan, 4.34%, Maturing December 16, 2020	17	10,590
Term Loan, 4.34%, Maturing December 16, 2020	45	28,397
Term Loan, 4.34%, Maturing December 16, 2020	327	204,137
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	103	66,671
Term Loan, 4.25%, Maturing October 1, 2019	169	109,153
Term Loan, 4.25%, Maturing October 1, 2019	1,272	823,744
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	27	22,689
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	747	741,304

		$10,877,194

Publishing — 3.0%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	167	$133,725
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	852	857,037
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,844	2,399,824
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,931	1,926,242
LSC Communications, Inc.
Term Loan, Maturing September 26, 2022(4)	650	643,500
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	297	278,973
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	298	298,451

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		813	$815,042
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		681	662,666

			$8,015,460

Radio and Television — 3.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		214	$209,582
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		1,010	903,664
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		2,045	1,436,544
Entercom Radio, LLC
Term Loan, 4.01%, Maturing November 23, 2018		165	165,289
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		134	134,396
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		298	292,046
iHeartCommunications, Inc.
Term Loan, 7.27%, Maturing January 30, 2019		1,066	821,257
Term Loan, 8.02%, Maturing July 30, 2019		182	140,122
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		630	631,335
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		318	318,483
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		361	361,165
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		428	426,968
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		265	266,318
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,097	1,099,963
Term Loan, 4.00%, Maturing March 1, 2020		2,086	2,091,354

			$9,298,486

Retailers (Except Food and Drug) — 7.1%
B&M Retail Limited
Term Loan, 3.02%, Maturing May 21, 2019	GBP	175	$225,206
Term Loan, 3.52%, Maturing April 28, 2020	GBP	150	193,520
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		1,140	1,140,361
CDW, LLC
Term Loan, 3.00%, Maturing August 4, 2023		2,655	2,664,006
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		22	22,130
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		808	763,781
Dollar Tree, Inc.
Term Loan, 3.06%, Maturing July 6, 2022		323	324,657
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		583	536,273
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, Maturing August 19, 2023		1,250	1,258,482
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,443	1,145,388
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,278	1,279,535
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		695	691,957

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023	1,635	$1,642,482
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	1,072	993,518
Party City Holdings, Inc.
Term Loan, 4.47%, Maturing August 19, 2022	1,312	1,317,299
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	2,321	2,327,877
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,059	995,043
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	244	222,992
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	790	750,849
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	221	184,277

		$18,679,633

Steel — 1.0%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	2,142	$2,142,446
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	173	172,064
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	299	303,675

		$2,618,185

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	499	$502,758
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	13	12,571
Term Loan, 4.00%, Maturing July 31, 2022	55	55,078
Term Loan, 4.00%, Maturing July 31, 2022	180	179,362
Stena International S.a.r.l.
Term Loan, 4.24%, Maturing March 3, 2021	731	622,477

		$1,372,246

Telecommunications — 3.8%
Consolidated Communications, Inc.
Term Loan, Maturing September 30, 2023(4)	200	$201,625
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	3,700	3,532,179
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,059	1,005,931
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	336	338,755
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	891	790,071
Term Loan, 4.00%, Maturing April 23, 2019	983	871,619
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,304	3,313,552

		$10,053,732

Utilities — 2.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.09%, Maturing May 3, 2020	508	$505,557
Term Loan, 3.34%, Maturing January 31, 2022	194	192,355
Calpine Corporation
Term Loan, 3.59%, Maturing May 27, 2022	1,531	1,536,604
Dayton Power & Light Company (The)
Term Loan, 4.00%, Maturing August 24, 2022	275	279,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	461	$463,346
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	850	853,542
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	54	53,037
Term Loan, 5.00%, Maturing December 19, 2021	1,200	1,184,294
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	97	93,506
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	565	461,837
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,358	1,194,875
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	629	637,136

		$7,455,214

Total Senior Floating-Rate Loans (identified cost $371,172,344)		$360,442,682

Corporate Bonds & Notes — 9.1%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	30	$29,400
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(7)	5	5,300
Orbital ATK, Inc.
5.25%, 10/1/21	20	20,850
TransDigm, Inc.
7.50%, 7/15/21	10	10,606
6.00%, 7/15/22	30	31,800
6.50%, 7/15/24	30	31,725

		$129,681

Automotive — 0.0%(8)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,166
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	41,090
3.25%, 5/15/18	5	5,090

		$56,346

Beverage and Tobacco — 0.0%(8)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$40,381
4.25%, 5/1/23	40	42,550

		$82,931

Brokerage/Securities Dealers/Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	30	$30,675

		$30,675

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(7)	8	$9,220
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(7)	20	21,300

Security	Principal Amount* (000’s omitted)		Value
HD Supply, Inc.
7.50%, 7/15/20		45	$46,744
5.25%, 12/15/21(7)		15	15,919
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)		30	28,275
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(7)		50	52,750
Standard Industries, Inc.
5.375%, 11/15/24(7)		25	25,875
6.00%, 10/15/25(7)		30	32,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19		20	20,675
5.875%, 6/15/24		25	26,187
USG Corp.
5.875%, 11/1/21(7)		20	20,950
5.50%, 3/1/25(7)		5	5,381

			$305,526

Business Equipment and Services — 0.2%
Acosta, Inc.
7.75%, 10/1/22(7)		30	$24,825
FTI Consulting, Inc.
6.00%, 11/15/22		20	21,075
National CineMedia, LLC
6.00%, 4/15/22		380	398,050
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		20	21,360
United Rentals North America, Inc.
7.625%, 4/15/22		15	16,050
6.125%, 6/15/23		5	5,275

			$486,635

Cable and Satellite Television — 0.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		80	$83,800
5.75%, 1/15/24		5	5,325
5.375%, 5/1/25(7)		40	42,050
5.75%, 2/15/26(7)		20	21,250
CSC Holdings, LLC
8.625%, 2/15/19		5	5,597
5.25%, 6/1/24		5	4,763
DISH DBS Corp.
6.75%, 6/1/21		50	54,000
5.875%, 7/15/22		15	15,487
5.875%, 11/15/24		10	9,912
IAC/InterActiveCorp
4.875%, 11/30/18		17	17,425
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		428	447,272
6.00%, 4/15/21(7)	GBP	428	576,614
5.50%, 1/15/25(7)		275	282,219

			$1,565,714

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20		2,225	$1,963,562
Platform Specialty Products Corp.
10.375%, 5/1/21(7)		5	5,413
6.50%, 2/1/22(7)		25	24,437
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(7)		5	5,350

Security	Principal Amount* (000’s omitted)	Value
Tronox Finance, LLC
6.375%, 8/15/20	50	$46,375
7.50%, 3/15/22(7)	10	9,175
W.R. Grace & Co.
5.125%, 10/1/21(7)	15	15,975
5.625%, 10/1/24(7)	5	5,469

		$2,075,756

Commercial Services — 0.0%(8)
CEB, Inc.
5.625%, 6/15/23(7)	10	$9,875

		$9,875

Conglomerates — 0.0%(8)
Belden, Inc.
5.50%, 9/1/22(7)	10	$10,475
Spectrum Brands, Inc.
6.625%, 11/15/22	20	21,750
5.75%, 7/15/25	30	32,550
TMS International Corp.
7.625%, 10/15/21(7)	25	21,500

		$86,275

Consumer Products — 0.0%(8)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,938
HRG Group, Inc.
7.875%, 7/15/19	55	58,025

		$84,963

Containers and Glass Products — 1.0%
Berry Plastics Corp.
6.00%, 10/15/22	10	$10,600
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)	5	5,006
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(7)	15	16,134
6.375%, 8/15/25(7)	5	5,516
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	1,975	2,039,188
4.127%, 7/15/21(7)(9)	450	457,875

		$2,534,319

Distribution & Wholesale — 0.0%(8)
American Tire Distributors, Inc.
10.25%, 3/1/22(7)	30	$27,450

		$27,450

Diversified Financial Services — 0.0%(8)
Argos Merger Sub, Inc.
7.125%, 3/15/23(7)	45	$47,362
Double Eagle Acquisition Sub, Inc.
7.50%, 10/1/24(7)(10)	15	15,319
Quicken Loans, Inc.
5.75%, 5/1/25(7)	10	9,975

		$72,656

Drugs — 0.1%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(7)	60	$62,550

Security	Principal Amount* (000’s omitted)	Value
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(7)	15	$15,375
5.625%, 10/15/23(7)	25	24,063
5.50%, 4/15/25(7)	15	14,325
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	90	84,825
7.50%, 7/15/21(7)	25	24,281
5.625%, 12/1/21(7)	10	8,975
5.875%, 5/15/23(7)	35	30,430
6.125%, 4/15/25(7)	30	25,912

		$290,736

Ecological Services and Equipment — 0.0%(8)
Advanced Disposal Services, Inc.
8.25%, 10/1/20	25	$26,281
Clean Harbors, Inc.
5.25%, 8/1/20	25	25,763
5.125%, 6/1/21	30	30,825
Covanta Holding Corp.
5.875%, 3/1/24	10	10,075

		$92,944

Electric Utilities — 0.0%(8)
NRG Yield Operating, LLC
5.375%, 8/15/24	10	$10,325
5.00%, 9/15/26(7)	15	14,738

		$25,063

Electronics/Electrical — 0.4%
Anixter, Inc.
5.50%, 3/1/23	20	$21,025
CommScope, Inc.
4.375%, 6/15/20(7)	10	10,325
Infor (US), Inc.
5.75%, 8/15/20(7)	10	10,538
6.50%, 5/15/22	25	25,437
Informatica, LLC
7.125%, 7/15/23(7)	5	4,675
Nuance Communications, Inc.
5.375%, 8/15/20(7)	20	20,550
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	25	26,437
Western Digital Corp.
7.375%, 4/1/23(7)	675	742,500
Zebra Technologies Corp.
7.25%, 10/15/22	45	49,050

		$910,537

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(7)	175	$191,406

		$191,406

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(7)	25	$26,500
5.375%, 5/15/20	5	5,356
First Data Corp.
6.75%, 11/1/20(7)	406	420,288
7.00%, 12/1/23(7)	65	68,900
5.00%, 1/15/24(7)	10	10,187

Security	Principal Amount* (000’s omitted)		Value
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		20	$20,074
6.00%, 8/1/20		20	20,150
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		35	39,069
Navient Corp.
5.50%, 1/15/19		45	45,787
5.00%, 10/26/20		10	9,888

			$666,199

Financial Services — 0.0%(8)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(7)		10	$11,200

			$11,200

Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(7)		20	$21,250
Iceland Bondco PLC
4.778%, 7/15/20(7)(9)	GBP	750	904,064
Post Holdings, Inc.
6.75%, 12/1/21(7)		10	10,775
6.00%, 12/15/22(7)		15	15,900
7.75%, 3/15/24(7)		15	16,875
8.00%, 7/15/25(7)		5	5,747
WhiteWave Foods Co. (The)
5.375%, 10/1/22		10	11,400

			$986,011

Food Service — 0.0%(8)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(7)		25	$26,062
6.00%, 4/1/22(7)		50	52,500
Yum! Brands, Inc.
5.30%, 9/15/19		5	5,425
3.75%, 11/1/21		10	10,188

			$94,175

Food/Drug Retailers — 0.0%(8)
Rite Aid Corp.
6.125%, 4/1/23(7)		50	$54,063

			$54,063

Health Care — 1.2%
Alere, Inc.
7.25%, 7/1/18		5	$5,116
6.50%, 6/15/20		15	15,075
6.375%, 7/1/23(7)		30	30,750
AmSurg Corp.
5.625%, 11/30/20		30	30,900
5.625%, 7/15/22		20	20,525
Capsugel SA
7.00%, 5/15/19(7)(13)		8	8,025
Centene Corp.
4.75%, 5/15/22		10	10,375
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		1,115	1,126,261
7.125%, 7/15/20		65	60,742
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(7)		15	13,988
HCA Holdings, Inc.
6.25%, 2/15/21		40	43,500

Security	Principal Amount* (000’s omitted)	Value
HCA, Inc.
6.50%, 2/15/20	10	$11,100
5.875%, 2/15/26	10	10,675
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(7)	10	10,723
Hologic, Inc.
5.25%, 7/15/22(7)	30	31,950
IMS Health, Inc.
6.00%, 11/1/20(7)	40	40,625
inVentiv Health, Inc.
9.00%, 1/15/18(7)	625	642,969
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	25	26,287
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	25	20,625
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)	625	646,875
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(7)	15	15,825
Teleflex, Inc.
5.25%, 6/15/24	10	10,475
Tenet Healthcare Corp.
6.00%, 10/1/20	20	21,200
4.375%, 10/1/21	300	300,000
8.125%, 4/1/22	40	40,200
6.75%, 6/15/23	10	9,325
WellCare Health Plans, Inc.
5.75%, 11/15/20	45	46,491

		$3,250,602

Home Furnishings — 0.0%(8)
Tempur Sealy International, Inc.
5.625%, 10/15/23	15	$15,938

		$15,938

Industrial Equipment — 0.0%(8)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)	25	$21,938
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)	26	6,481
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(13)	21	10,756

		$39,175

Insurance — 0.1%
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(7)(13)	20	$19,600
Hub International, Ltd.
7.875%, 10/1/21(7)	25	25,563
USI, Inc.
7.75%, 1/15/21(7)	40	40,800
Wayne Merger Sub, LLC
8.25%, 8/1/23(7)	20	20,375

		$106,338

Internet Software & Services — 0.0%(8)
Netflix, Inc.
5.50%, 2/15/22	20	$21,625
5.875%, 2/15/25	20	21,750
Riverbed Technology, Inc.
8.875%, 3/1/23(7)	15	16,106

		$59,481

Security	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
NCL Corp., Ltd.
5.25%, 11/15/19(7)	10	$10,150
4.625%, 11/15/20(7)	20	20,100
Regal Entertainment Group
5.75%, 3/15/22	15	15,488
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	20	21,525
Sabre GLBL, Inc.
5.375%, 4/15/23(7)	10	10,325
5.25%, 11/15/23(7)	20	20,450
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	35	36,050
6.25%, 5/15/25(7)	20	18,800

		$152,888

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(7)	124	$64,906
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)	1,075	1,128,750
9.00%, 2/15/20(6)	825	855,312
ESH Hospitality, Inc.
5.25%, 5/1/25(7)	15	15,056
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	37,887
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	45	46,353
MGM Resorts International
6.625%, 12/15/21	40	45,200
7.75%, 3/15/22	15	17,438
6.00%, 3/15/23	25	27,188
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,300
Station Casinos, LLC
7.50%, 3/1/21	20	21,174
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(6)(7)	165	74,250

		$2,348,814

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(7)	55	$55,660
Imperial Metals Corp.
7.00%, 3/15/19(7)	10	9,450
Kissner Milling Co., Ltd.
7.25%, 6/1/19(7)	45	47,025
New Gold, Inc.
6.25%, 11/15/22(7)	35	35,962
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	20	18,800

		$166,897

Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	5	$5,175
5.375%, 11/1/21	40	40,700
5.625%, 6/1/23	15	15,356
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(7)	10	9,825

Security	Principal Amount* (000’s omitted)	Value
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	$11,688
Canbriam Energy, Inc.
9.75%, 11/15/19(7)	10	10,550
CITGO Petroleum Corp.
6.25%, 8/15/22(7)	325	318,500
Concho Resources, Inc.
5.50%, 4/1/23	105	108,806
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(7)	35	36,750
7.75%, 2/15/23(7)	30	32,325
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	59,150
Denbury Resources, Inc.
5.50%, 5/1/22	5	3,613
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(7)	40	41,300
8.125%, 9/15/23(7)	10	10,700
Energy Transfer Equity, L.P.
5.875%, 1/15/24	30	31,275
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	35	21,000
Gulfport Energy Corp.
7.75%, 11/1/20	65	67,762
6.625%, 5/1/23	30	30,900
Matador Resources Co.
6.875%, 4/15/23	20	20,800
Newfield Exploration Co.
5.625%, 7/1/24	65	66,950
Noble Energy, Inc.
5.625%, 5/1/21	13	13,557
Paramount Resources, Ltd.
6.875%, 6/30/23(7)	15	15,638
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	8	8,292
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	19,375
RSP Permian, Inc.
6.625%, 10/1/22	40	42,100
Sabine Pass Liquefaction, LLC
5.625%, 3/1/25	95	102,481
Sabine Pass LNG, L.P.
6.50%, 11/1/20	55	56,959
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	65	69,469
6.75%, 5/1/23(7)	25	26,062
Seventy Seven Energy, Inc.
6.50%, 7/15/22(6)	10	0
SM Energy Co.
6.125%, 11/15/22	10	10,050
6.50%, 1/1/23	45	45,675
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(7)	20	20,650
Tesoro Corp.
5.375%, 10/1/22	50	52,187
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	5	5,350
6.25%, 10/15/22	15	16,088

Security	Principal Amount* (000’s omitted)	Value
Triangle USA Petroleum Corp.
6.75%, 7/15/22(6)(7)	15	$3,375
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,123
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	5	5,061

		$1,460,617

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(7)	285	$274,740
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(7)(13)	10	10,175
Tribune Media Co.
5.875%, 7/15/22	30	30,506

		$315,421

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,312
Series B, 6.50%, 11/15/22	50	52,312
iHeartCommunications, Inc.
9.00%, 12/15/19	451	358,545
11.25%, 3/1/21	20	15,550
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	15	15,675
Sirius XM Radio, Inc.
6.00%, 7/15/24(7)	40	42,750
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	35,517
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	408,960
5.125%, 5/15/23(7)	15	15,263

		$969,884

Real Estate Investment Trusts (REITs) — 0.0%(8)
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	5	$5,272

		$5,272

Retailers (Except Food and Drug) — 0.3%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(7)(13)	26	$9,051
Dollar Tree, Inc.
5.25%, 3/1/20	20	20,850
5.75%, 3/1/23	50	54,063
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)	575	514,625
Hot Topic, Inc.
9.25%, 6/15/21(7)	60	63,900
L Brands, Inc.
6.875%, 11/1/35	20	21,900
Michaels Stores, Inc.
5.875%, 12/15/20(7)	20	20,775
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	63,375
Party City Holdings, Inc.
6.125%, 8/15/23(7)	25	26,781
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	30	31,425
Vista Outdoor, Inc.
5.875%, 10/1/23(7)	20	21,000

		$847,745

Security	Principal Amount* (000’s omitted)	Value
Road & Rail — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	20	$20,300

		$20,300

Software and Services — 0.0%(8)
IHS Markit, Ltd.
5.00%, 11/1/22(7)	25	$26,578
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(13)	25	24,375

		$50,953

Steel — 0.0%(8)
ArcelorMittal
7.25%, 2/25/22	10	$11,400

		$11,400

Surface Transport — 0.0%(8)
Hertz Corp. (The)
6.25%, 10/15/22	20	$20,700
XPO Logistics, Inc.
6.50%, 6/15/22(7)	30	31,463

		$52,163

Technology — 0.0%(8)
Micron Technology, Inc.
5.25%, 8/1/23(7)	5	$4,925
5.625%, 1/15/26(7)	10	9,675

		$14,600

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(7)	20	$15,050
CenturyLink, Inc.
6.75%, 12/1/23	15	15,656
CommScope Technologies Finance, LLC
6.00%, 6/15/25(7)	20	21,425
Frontier Communications Corp.
6.25%, 9/15/21	15	14,494
10.50%, 9/15/22	10	10,638
7.625%, 4/15/24	10	9,400
6.875%, 1/15/25	20	17,775
11.00%, 9/15/25	25	26,156
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	45	35,100
7.50%, 4/1/21	5	3,800
Intelsat Luxembourg S.A.
7.75%, 6/1/21	35	11,812
8.125%, 6/1/23	40	13,700
Level 3 Financing, Inc.
5.375%, 1/15/24	10	10,444
Sprint Communications, Inc.
7.00%, 8/15/20	345	348,450
6.00%, 11/15/22	5	4,706
Sprint Corp.
7.25%, 9/15/21	25	25,250
7.875%, 9/15/23	105	106,575
7.625%, 2/15/25	20	19,900
T-Mobile USA, Inc.
6.25%, 4/1/21	15	15,797
6.633%, 4/28/21	20	21,125
6.731%, 4/28/22	5	5,269
6.625%, 4/1/23	20	21,550

Security	Principal Amount* (000’s omitted)		Value
6.375%, 3/1/25		15	$16,350
6.50%, 1/15/26		45	50,006
Wind Acquisition Finance SA
4.954%, 4/30/19(7)(9)	EUR	250	285,317
6.50%, 4/30/20(7)		225	236,250
3.705%, 7/15/20(7)(9)	EUR	225	253,335

			$1,615,330

Utilities — 0.6%
AES Corp. (The)
5.50%, 3/15/24		10	$10,400
Calpine Corp.
5.375%, 1/15/23		20	20,025
7.875%, 1/15/23(7)		980	1,036,350
5.75%, 1/15/25		5	4,950
5.25%, 6/1/26(7)		500	507,500
Dynegy, Inc.
6.75%, 11/1/19		30	30,900
7.375%, 11/1/22		25	24,812
7.625%, 11/1/24		25	24,675

			$1,659,612

Total Corporate Bonds & Notes (identified cost $24,642,983)			$24,034,566

Asset-Backed Securities — 6.2%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.03%, 7/15/27(7)(9)		$500	$450,929
Apidos CLO XIX
Series 2014-19A, Class E, 6.129%, 10/17/26(7)(9)		1,000	901,640
Apidos CLO XVII
Series 2014-17A, Class C, 3.979%, 4/17/26(7)(9)		500	478,160
Series 2014-17A, Class D, 5.429%, 4/17/26(7)(9)		500	432,110
Apidos CLO XXI
Series 2015-21A, Class D, 6.229%, 7/18/27(7)(9)		500	446,088
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.517%, 11/15/25(7)(9)		1,000	935,337
Series 2015-2A, Class E2, 5.952%, 7/29/26(7)(9)		500	451,817
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.196%, 4/20/25(7)(9)		175	171,087
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.78%, 7/15/26(7)(9)		300	252,083
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 6.173%, 10/14/28(7)(9)		600	601,966
Series 2014-4A, Class E, 5.88%, 10/15/26(7)(9)		1,000	889,958
Series 2015-5A, Class D, 6.796%, 1/20/28(7)(9)		500	464,007
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.429%, 7/17/19(7)(9)		500	500,020
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.696%, 7/20/26(7)(9)		1,000	883,049
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.767%, 8/15/28(7)(9)		500	461,117
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B1L, 4.017%, 8/15/25(7)(9)		320	301,822
Series 2013-28A, Class B2L, 4.717%, 8/15/25(7)(9)		215	185,701
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.296%, 1/20/28(7)(9)		500	461,357

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.528%, 5/5/27(7)(9)	$1,000	$901,233
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.196%, 4/20/25(7)(9)	200	192,495
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 7.396%, 10/20/28(7)(9)	500	489,104
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.029%, 7/17/25(7)(9)	475	462,055
Series 2013-1A, Class E, 5.179%, 7/17/25(7)(9)	550	489,927
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.18%, 7/15/27(7)(9)	1,000	969,331
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.146%, 7/20/27(7)(9)	600	539,710
Recette CLO, LLC
Series 2015-1A, Class E, 6.396%, 10/20/27(7)(9)	500	461,589
Schiller Park CLO, Ltd.
Series 2007-1A, Class D, 3.215%, 4/25/21(7)(9)	1,000	1,003,902
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 7.896%, 7/20/28(7)(9)	800	789,946
Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.679%, 10/17/26(7)(9)	1,000	837,407

Total Asset-Backed Securities (identified cost $16,717,619)		$16,404,947

Common Stocks — 1.4%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(14)(15)	29	$333,173

		$333,173

Automotive — 0.1%
Dayco Products, LLC(14)(15)	10,159	$284,452

		$284,452

Business Equipment and Services — 0.1%
Education Management Corp.(14)(15)	1,612,262	$100,927
RCS Capital Corp.(3)(14)(15)	27,470	206,025

		$306,952

Energy — 0.1%
Contura Energy, Inc.(14)(15)	7,203	$226,894

		$226,894

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(14)(15)	35,156	$23,291

		$23,291

Lodging and Casinos — 0.4%
Affinity Gaming, LLC(3)(14)(15)	23,498	$411,220
Tropicana Entertainment, Inc.(14)(15)	25,430	603,963

		$1,015,183

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(14)(15)	352	$0

		$0

Oil and Gas — 0.0%(8)
Seventy Seven Energy, Inc.(14)(15)	15	$283
Southcross Holdings Group, LLC(3)(14)(15)	30	0
Southcross Holdings L.P., Class A(14)(15)	30	11,175

		$11,458

Security	Shares	Value
Publishing — 0.6%
ION Media Networks, Inc.(3)(14)(15)	2,155	$1,223,351
MediaNews Group, Inc.(3)(14)(15)	5,771	198,182
Nelson Education Ltd.(3)(14)(15)	27,293	0

		$1,421,533

Total Common Stocks (identified cost $1,477,520)		$3,622,936

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(3)(14)(15)	1,793	$717

Total Convertible Preferred Stocks (identified cost $126,544)		$717

Preferred Stocks — 0.0%(8)

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(8)
Alpha Natural Resources Holdings, Inc., Class A(14)(15)	5,351	$2,655
ANR, Inc., Class A(3)(14)(15)	5,351	17,177

Total Preferred Stocks (identified cost $10,167)		$19,832

Closed-End Funds — 2.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$684,684
Invesco Senior Income Trust	238,872	1,034,316
Nuveen Credit Strategies Income Fund	180,539	1,530,971
Nuveen Floating Rate Income Fund	73,198	807,374
Nuveen Floating Rate Income Opportunity Fund	51,054	564,657
Voya Prime Rate Trust	196,084	1,035,323

Total Closed-End Funds (identified cost $6,015,228)		$5,657,325

Warrants — 0.0%(8)

Security	Shares	Value
Oil and Gas — 0.0%(8)
Seventy Seven Energy, Inc., Expires 8/1/21(14)(15)	86	$462

Total Warrants (identified cost $6,176)		$462

Miscellaneous — 0.0%(8)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%(8)
ACC Claims Holdings, LLC(15)	200,340	$1,202

		$1,202

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(8)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(7)(15)	$54,825	$28

		$28

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(15)	290,000	$0

		$0

Total Miscellaneous (identified cost $0)		$1,230

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(16)	$4,072	$4,072,071

Total Short-Term Investments (identified cost $4,072,071)		$4,072,071

Total Investments — 157.3% (identified cost $424,240,652)		$414,256,768

Less Unfunded Loan Commitments — (0.2)%		$(466,303)

Net Investments — 157.1% (identified cost $423,774,349)		$413,790,465

Other Assets, Less Liabilities — (33.7)%		$(88,835,096)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (23.4)%		$(61,600,385)

Net Assets Applicable to Common Shares — 100.0%		$263,354,984

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after September 30, 2016, at which time the interest rate will be determined.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $28,225,644 or 10.7% of the Trust’s net assets applicable to common shares.

(8)	Amount is less than 0.05%.

(9)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2016.

(10)	When-issued security.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $7,477.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,663,245	EUR	2,413,540	Goldman Sachs International	10/31/16	$—	$(51,406)
USD	739,648	CAD	968,340	Goldman Sachs International	11/30/16	1,248	—
USD	554,584	CAD	725,000	HSBC Bank USA, N.A.	11/30/16	1,741	—
USD	562,894	EUR	500,000	Deutsche Bank AG	11/30/16	—	(212)
USD	2,650,880	EUR	2,340,010	State Street Bank and Trust Company	11/30/16	15,537	—
USD	2,490,885	GBP	1,881,512	HSBC Bank USA, N.A.	11/30/16	49,611	—
USD	3,723,389	EUR	3,299,005	HSBC Bank USA, N.A.	12/30/16	2,280	—

						$70,417	$(51,618)

Abbreviations:

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At September 30, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $70,417 and $51,618, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$423,860,385

Gross unrealized appreciation	$5,458,405
Gross unrealized depreciation	(15,528,325)

Net unrealized depreciation	$(10,069,920)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$358,566,896	$1,409,483	$359,976,379
Corporate Bonds & Notes	—	24,028,085	6,481	24,034,566
Asset-Backed Securities	—	16,404,947	—	16,404,947
Common Stocks	604,246	646,739	2,371,951	3,622,936
Convertible Preferred Stocks	—	—	717	717
Preferred Stocks	—	2,655	17,177	19,832
Closed-End Funds	5,657,325	—	—	5,657,325
Warrants	—	462	—	462
Miscellaneous	—	1,230	0	1,230
Short-Term Investments	—	4,072,071	—	4,072,071
Total Investments	$6,261,571	$403,723,085	$3,805,809	$413,790,465
Forward Foreign Currency Exchange Contracts	$—	$70,417	$—	$70,417
Total	$6,261,571	$403,793,502	$3,805,809	$413,860,882

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(51,618)	$—	$(51,618)
Total	$—	$(51,618)	$—	$(51,618)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2016 is not presented. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016